Principal accounting policies - Schedule of Amortization of Finite-Lived Intangible Assets Computed Using the Straight-Line Method Over the Following Estimated Useful Lives (Detail)	Dec. 31, 2023
Licensed Copyrights of video content | Minimum
Indefinite-lived Intangible Assets
Estimated useful lives	1 year
Licensed Copyrights of video content | Maximum
Indefinite-lived Intangible Assets
Estimated useful lives	4 years
License
Indefinite-lived Intangible Assets
Estimated useful lives	15 years
Software | Minimum
Indefinite-lived Intangible Assets
Estimated useful lives	1 year
Software | Maximum
Indefinite-lived Intangible Assets
Estimated useful lives	10 years
Domain name
Indefinite-lived Intangible Assets
Estimated useful lives	15 years
Trademarks | Minimum
Indefinite-lived Intangible Assets
Estimated useful lives	5 years
Trademarks | Maximum
Indefinite-lived Intangible Assets
Estimated useful lives	11 years
Platform content
Indefinite-lived Intangible Assets
Estimated useful lives	7 years
Technology
Indefinite-lived Intangible Assets
Estimated useful lives	4 years